Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		For the six-month periods ended June 30,
	Location in statement of comprehensive income	2023	2024
Management fees	Management fees – related party	871,640	805,640
Brokerage commissions	Voyage expenses – related party	1,546,799	1,102,384
Superintendent fees	Vessels’ operating expenses – related party	1,000	9,500
Crew management fees	Vessels’ operating expenses – related party	153,333	150,000
Executive compensation	General and administrative expenses	198,000	206,680
Commissions – vessels purchased	Vessels, net	355,000	710,000
Commissions – vessel sold	Net loss on sale of vessel	—	420,000
Rental expense	General and administrative expenses	32,642	38,738